Related party transactions - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 01, 2023	Jun. 04, 2023	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Key management personnel compensation			$ 10,102,564	$ 4,497,755
Strategic advisory role
Disclosure of transactions between related parties [line items]
Written days notice period	90 days	15 days
Monthly retainer fee	$ 20,000
Key management personnel compensation			$ 240,000	$ 220,900